Related Party Transactions	6 Months Ended
Jun. 30, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 13 — Related Party Transactions

Management Agreements

Day-to-day management and operation of the VIP gaming rooms is contracted by the Promotion Entities to Pak Si Management and Consultancy Limited of Macau (“Pak Si”), a related party management company that is responsible for hiring and managing all staff needed for operations.  This includes local managers and executives to provide supervision, finance and cage personnel, public relations, drivers and other service staff (waiters, cleaners, etc.).  The agreements renew annually. The principal of Pak Si is the sister-in-law of Mr. Vong, a director of the Company and its chief operating officer.

Effective January 1, 2013, the monthly payments were revised for Sang Heng and Sang Lung from $180,000 to $155,000 each, and Bao Li and King’s Gaming remained at a monthly rate of $103,000.

Beginning in July 2013, the Oriental VIP Room entered into a management agreement with Pak Si for $103,000 per month.

Total expenses for Pak Si's services were $1,857,417 and $1,546,033 during the three months ended June 30, 2014 and 2013, respectively; and $3,713,302 and $3,093,222 during the six months ended June 30, 2014 and 2013, respectively.  Amounts due to Pak Si as of June 30, 2014 and December 31, 2013 were $619,331 and $619,042, respectively and have been recorded in accrued expenses.

Entertainment Expense

During the three months ended June 30, 2014 and 2013 the Group’s paid entertainment expense approximately $177,086 and $166,341, respectively; and $358,594 and $308,341 during the six months ended June 30, 2014 and 2013, respectively, for catering and restaurant services to a related party which three directors have the ownership interest in.